Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Convertible preferred stock, shares authorized		143,653,546
Convertible preferred stock, shares issued		143,653,545
Convertible preferred stock, shares outstanding		143,653,545
Convertible preferred stock, Liquidation Preference		$ 185,556
Common stock, par value per share	$ 0.0001	$ 0.0001
Common stock, Authorized	500,000,000	18,125,051
Common Stock, Shares issued	26,668,485	1,648,734
Common stock, Outstanding	26,646,378	1,607,185
Series A Convertible Preferred Stock
Convertible preferred stock, par value	$ 0	$ 0.0001
Convertible preferred stock, shares authorized	0	85,495,722
Convertible preferred stock, shares issued	0	85,495,722
Convertible preferred stock, shares outstanding	0	85,495,722
Convertible preferred stock, Liquidation Preference		$ 85,496
Series B Convertible Preferred Stock
Convertible preferred stock, par value	$ 0	$ 0.0001
Convertible preferred stock, shares authorized	0	58,157,824
Convertible preferred stock, shares issued	0	58,157,823
Convertible preferred stock, shares outstanding	0	58,157,823
Convertible preferred stock, Liquidation Preference		$ 100,060